CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets, Current [Abstract]
Cash	$ 469,437	$ 1,287,234
Prepaid expenses	233,413	273,852
Total Current Assets	702,850	1,561,086
Cash and marketable securities held in Trust Account	230,096,373	230,053,249
Total Assets	230,799,223	231,614,335
Current Liabilities:
Accrued expenses	4,767,869	298,328
Accrued offering costs		17,000
Total Current Liabilities	4,767,869	315,328
Warrant liability	25,340,000	23,530,000
Deferred underwriting fee payable	8,050,000	8,050,000
Total Liabilities	38,157,869	31,895,328
Commitments and contingencies
Class A common stock subject to possible redemption	187,641,351	194,719,000
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	20,323,844	13,246,266
Accumulated deficit	(15,324,840)	(8,247,187)
Total Stockholders' Equity	5,000,003	5,000,007
Total Liabilities and Stockholders' Equity	230,799,223	231,614,335
Class A Common Stock [Member]
Stockholders' Equity
Common stock	424	353
Class B Common Stock [Member]
Stockholders' Equity
Common stock	$ 575	$ 575